Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 1,220	$ 1,352	$ 937
Less net income for noncontrolling interests	(3)	(2)	(8)
Net income attributable to Eaton ordinary shareholders	1,217	1,350	929
Other comprehensive loss, net of tax
Currency translation and related hedging instruments	135	(241)	(78)
Pensions and other postretirement benefits	(152)	(353)	(62)
Cash flow hedges	17	(22)	0
Other comprehensive loss attributable to Eaton ordinary shareholders	0	(616)	(140)
Total comprehensive income attributable to Eaton ordinary shareholders	$ 1,217	$ 734	$ 789